Shareholder Report, Holdings (Details) - Fidelity International Credit Central Fund	Jun. 30, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	31.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Germany
Holdings [Line Items]
Percent of Net Asset Value	10.80%
France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.60%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%